Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Note 2 - Summary of Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	December 31, 2013	December 31, 2012
Land and improvements	$82,958	$82,958
Building and improvements	292,690	292,690
Equipment, including vehicles	775,420	502,908
Turbines and improvements	25,817,228	25,667,243
Construction in process	7,626	120,707
Subtotal	26,975,922	26,666,506
Less accumulated depreciation	(3,144,242)	(1,845,931)
Total	$23,831,680	$24,820,575

Major Categories [Member]
Note 2 - Summary of Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
Building and Improvements (Years)	7	-	39
Vehicles (Years)		5
Machinery and Shop Equipment (Years)	5	-	7
Wind Turbines and Substation (Years)	13	-	25